Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 8,239	$ 10,979	$ 31,414	$ 31,669
Tax impact of restructuring and other items		(509)	(969)	(1,020)
Provision for income taxes after restructuring and other items	$ 8,239	$ 10,470	$ 30,445	$ 30,649